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                           SIMPSON THACHER & BARTLETT
                              425 Lexington Avenue
                               New York, NY 10017



                                                              September 4, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:      J.P. Morgan Series Trust (Registration
         Statement File Nos. 811-07795 and 333-11125)

Ladies and Gentlemen:

         On behalf of J.P. Morgan Series Trust (the "Trust"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms of prospectuses and statement of additional information for the Select Class and the Institutional Class Shares of the Trust's J.P. Morgan California Bond Fund, each dated August 28, 2001, that would have been filed on behalf of the Trust in accordance with Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 42 to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on August 28, 2001.

         Any questions or communications should be directed to Angelique A. Kournetas of this firm at 212-455-2775.

                                              Very truly yours,
                                              /s/ Simpson Thacher & Bartlett
                                              SIMPSON THACHER & BARTLETT



cc:      Mary Cole (Securities and Exchange Commission)
         Joseph Bertini (JPMorgan Fleming Asset Management)
         Judy Bartlett (JPMorgan Fleming Asset Management)